Related parties - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Share-based compensation	SFr 15.1	SFr 67.3	SFr 10.0
Non-executive directors
Disclosure of transactions between related parties [line items]
Share-based compensation	SFr 0.5	SFr 0.3	SFr 0.1